Investment Strategy	Jun. 29, 2026
Roundhill Generative AI & Technology ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

1. Under the heading “Principal Investment Strategies”, the fifth paragraph under the section entitled “Portfolio Construction” is hereby deleted in its entirety and replaced with the following:

The Fund’s portfolio will generally consist of between 25 and 50 securities. The Fund may also invest in securities offered in an initial public offering ("IPO") or in companies that have recently completed an IPO. The Fund may invest in foreign securities directly or indirectly via depositary receipts (e.g., American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)).